Provisions - Silicosis Settlement Costs - Additional Information (Detail) R in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)
Disclosure of Provisions [line items]
Provisions	$ 21.2		$ 25.1
Silicosis [Member]
Disclosure of Provisions [line items]
Provisions	21.2	R 297.1	$ 25.1	R 367.8
Nominal amount of provision	$ 29.2	R 408.4
Silicosis [Member] | Government bonds [member]
Disclosure of Provisions [line items]
Discount rate on government bonds	10.08%	10.08%	8.74%	8.74%